Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
In accordance with the requirements of Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between certain “compensation actually paid” (within the meaning of such SEC rules) to our NEOs and company financial performance for fiscal years 2023 and 2022.
Pay Versus Performance
Fiscal Year(1)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(4)	Average Compensation Actually Paid to Non-PEO NEOs(5)	Value of Initial Fixed $100 Investment Based on:(6)		Net Income(8) ($Millions)	Company Selected Measure: Revenue(9) ($Millions)
					Company Total Shareholder Return (“TSR”)	Peer Group TSR(7)
2023	$8,604,296	($24,263,374)	$3,412,946	($11,660,082)	$38	$72	($274)	475.9
2022	$23,513,413	$54,370,865	$15,636,011	$27,790,904	$78	$93	($290)	320.8

(1)
The table reflects required disclosures for fiscal years 2023 and 2022. The principal executive officer (“PEO”) in both fiscal years was David McJannet. The non-PEO NEOs in fiscal year 2023 were Navam Welihinda, Armon Dadgar, Marc Holmes, and Brandon Sweeney. The non-PEO NEOs in fiscal year 2022 were Navam Welihinda and Armon Dadgar.

(2)	The dollar amounts reported in this column reflect the amount of compensation reported in the “Total” column of the Summary Compensation Table for our PEO for the corresponding fiscal year.
(3)
The dollar amounts reported in this column reflect the “compensation actually paid” (“CAP”) to our PEO for the corresponding fiscal year. Compensation actually paid does not mean that our PEO actually received the amounts in the fiscal year shown. Rather, the dollar amounts are derived from the starting point of the compensation reported in the “Total” column of the Summary Compensation Table and adjusted pursuant to the methodology prescribed under the SEC’s rules, as shown in the following table:

	PEO
Fiscal Year	2022	2023
Summary Compensation Table Total Compensation	$23,513,413	$8,604,296
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($22,800,000)	($7,622,194)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$18,921,150	$3,162,876
+ Change in Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$24,728,692	($18,357,445)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$629,702
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years That Vested During Fiscal Year	$10,007,610	($10,680,608)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0
Compensation Actually Paid(i)	$54,370,865	($24,263,374)
(i)	The Company has not paid dividends historically and does not sponsor any pension arrangements. Accordingly, no adjustments are made for these items.
(4)
The dollar amounts reported in this column reflect the average of the amount of compensation reported in the “Total” column of the Summary Compensation Table for our non-PEO NEOs for the corresponding fiscal year.

(5)
The dollar amounts reported in this column reflect the average compensation actually paid to our non-PEO NEOs for the corresponding fiscal year. Compensation actually paid does not mean that our non-PEO NEOs actually received the amounts in the fiscal year shown. Rather, the dollar amounts are derived from the starting point of the compensation reported in the “Total” column of the Summary Compensation Table and adjusted pursuant to the methodology prescribed under the SEC’s rules, as shown in the following table:

	Average for Non-PEO NEOs
Fiscal Year	2022	2023
Summary Compensation Table Total Compensation	$15,636,011	$3,412,946
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($15,200,000)	($2,805,426)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$12,614,100	$1,164,144
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$10,180,652	($8,237,134)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$231,754
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$4,560,141	($5,426,365)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0
Compensation Actually Paid(i)	$27,790,904	($11,660,082)
(i)	The Company has not paid dividends historically and does not sponsor any pension arrangements. Accordingly, no adjustments are made for these items.
(6)
Total shareholder return is calculated by assuming that an investment of $100 is made based on the closing price of a share of the Company’s Class A common stock on December 9, 2021, the day that such stock of the Company was first traded on the Nasdaq Global Select Market.

(7)	The peer group used is the NASDAQ Computer Index, which is the same peer group the Company uses for its stock performance graph included in our annual report pursuant to Item 201(e) of Regulation S-K.
(8)	The dollar amounts reported in this column reflect the Company’s net income as set forth in the Company’s audited financial statements.
(9)
The Company Selected Measure is the Company’s revenue as set forth in the Company’s audited financial statements. For additional information regarding this financial performance measure for fiscal year 2023, see the section titled “Executive Company - Compensation Discussion and Analysis” above.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]
(1)
The table reflects required disclosures for fiscal years 2023 and 2022. The principal executive officer (“PEO”) in both fiscal years was David McJannet. The non-PEO NEOs in fiscal year 2023 were Navam Welihinda, Armon Dadgar, Marc Holmes, and Brandon Sweeney. The non-PEO NEOs in fiscal year 2022 were Navam Welihinda and Armon Dadgar.

Peer Group Issuers, Footnote [Text Block]
(7)	The peer group used is the NASDAQ Computer Index, which is the same peer group the Company uses for its stock performance graph included in our annual report pursuant to Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 8,604,296	$ 23,513,413
PEO Actually Paid Compensation Amount	$ (24,263,374)	54,370,865
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
The dollar amounts reported in this column reflect the “compensation actually paid” (“CAP”) to our PEO for the corresponding fiscal year. Compensation actually paid does not mean that our PEO actually received the amounts in the fiscal year shown. Rather, the dollar amounts are derived from the starting point of the compensation reported in the “Total” column of the Summary Compensation Table and adjusted pursuant to the methodology prescribed under the SEC’s rules, as shown in the following table:

	PEO
Fiscal Year	2022	2023
Summary Compensation Table Total Compensation	$23,513,413	$8,604,296
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($22,800,000)	($7,622,194)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$18,921,150	$3,162,876
+ Change in Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$24,728,692	($18,357,445)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$629,702
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years That Vested During Fiscal Year	$10,007,610	($10,680,608)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0
Compensation Actually Paid(i)	$54,370,865	($24,263,374)
(i)	The Company has not paid dividends historically and does not sponsor any pension arrangements. Accordingly, no adjustments are made for these items.

Non-PEO NEO Average Total Compensation Amount	$ 3,412,946	15,636,011
Non-PEO NEO Average Compensation Actually Paid Amount	$ (11,660,082)	27,790,904
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)
The dollar amounts reported in this column reflect the average compensation actually paid to our non-PEO NEOs for the corresponding fiscal year. Compensation actually paid does not mean that our non-PEO NEOs actually received the amounts in the fiscal year shown. Rather, the dollar amounts are derived from the starting point of the compensation reported in the “Total” column of the Summary Compensation Table and adjusted pursuant to the methodology prescribed under the SEC’s rules, as shown in the following table:

	Average for Non-PEO NEOs
Fiscal Year	2022	2023
Summary Compensation Table Total Compensation	$15,636,011	$3,412,946
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($15,200,000)	($2,805,426)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$12,614,100	$1,164,144
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$10,180,652	($8,237,134)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$231,754
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$4,560,141	($5,426,365)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0
Compensation Actually Paid(i)	$27,790,904	($11,660,082)
(i)	The Company has not paid dividends historically and does not sponsor any pension arrangements. Accordingly, no adjustments are made for these items.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between CAP and TSR
The graph below reflects the relationship between the CAP to the PEO and average CAP paid to the Non-PEO NEOs for fiscal years 2022 and 2023 and the TSR of the Company and NASDAQ Computer Index measured from December 9, 2021, which is the day that the Company’s Class A common stock was first traded on the Nasdaq Global Select Market:

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between CAP and Net Income (GAAP)
The graph below reflects the relationship between the CAP to the PEO and average CAP paid to the Non-PEO NEOs and the Company’s GAAP net income (loss) for fiscal years 2022 and 2023.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between CAP and Company Selected Measure
The graph below reflects the relationship between the CAP to the PEO and average CAP paid to the Non-PEO NEOs and the Company’s GAAP revenue, for fiscal years 2022 and 2023.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between CAP and TSR
The graph below reflects the relationship between the CAP to the PEO and average CAP paid to the Non-PEO NEOs for fiscal years 2022 and 2023 and the TSR of the Company and NASDAQ Computer Index measured from December 9, 2021, which is the day that the Company’s Class A common stock was first traded on the Nasdaq Global Select Market:

Tabular List [Table Text Block]
Most Important Performance Measures
The tabular list below reflects the performance measures that in the Company’s assessment represent the most important Company financial and non-financial performance measures used to link the compensation actually paid to our NEOs to Company performance for fiscal year 2023 (listed in no particular order of importance).
Most Important Performance Measures(1)
Revenue
Cloud Revenue
Non-GAAP Earnings Per Share
Net New $100K Customers(2)

(1)	For additional information regarding the performance measures set forth in this table, see the section titled “Executive Company - Compensation Discussion and Analysis” above.
(2)	Applicable only to Mr. Sweeney under the Company’s annual cash incentive program for fiscal year 2023.

Total Shareholder Return Amount	$ 38	78
Peer Group Total Shareholder Return Amount	72	93
Net Income (Loss)	$ (274,000,000)	$ (290,000,000)
Company Selected Measure Amount	475,900,000	320,800,000
PEO Name	David McJannet	David McJannet
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Cloud Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Earnings Per Share
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Net New $100K Customers
PEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,622,194)	$ (22,800,000)
PEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,162,876	18,921,150
PEO [Member] | Change in Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(18,357,445)	24,728,692
PEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	629,702	0
PEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,680,608)	10,007,610
PEO [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,805,426)	(15,200,000)
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,164,144	12,614,100
Non-PEO NEO [Member] | Change in Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,237,134)	10,180,652
Non-PEO NEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	231,754	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,426,365)	4,560,141
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0